NOTE PAYABLES (Details2) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Notes payable
Revolving Line of Credit	$ 437,089	$ 437,089	$ 437,089
Term loan	1,695,519	1,946,830	2,435,862
Total of notes payable and advances	2,132,608	2,383,919	2,872,951
Less current portion	(953,316)	(944,120)	926,218
Long-term portion	$ 1,179,292	$ 1,439,799	$ 1,946,733